Business Combinations - Fair Value of the Identifiable Tangible and Intangible Assets and Liabilities (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities
Goodwill		$ 12,489	$ 12,373	$ 10,262	$ 9,918
MUB
Acquisition consideration
Cash	$ 5,500
Market value of shares of common stock	2,014
Total consideration transferred at acquisition close date	7,514
Discounted liability to MUFG	2,944	$ 2,100	$ 2,900
Total	10,458
Assets
Cash and due from banks	17,754
Investment securities	22,725
Loans held for sale	2,220
Loans	53,395
Less allowance for loan losses	(463)
Net loans	52,932
Premises and equipment	646
Other intangible assets (excluding goodwill)	2,808
Other assets	4,764
Total assets	103,849
Liabilities
Deposits	86,110
Short-term borrowings	4,777
Long-term debt	2,584
Other liabilities	2,243
Total liabilities	95,714
Less: Net assets	8,135
Goodwill	2,323
Additional cash to be received	$ 3,500